6. Accounts receivable, net	12 Months Ended
Dec. 31, 2014
Accounts receivable, net

	2014	2013
	US$’000	US$’000

Accounts receivable	4316	4151
Less: Allowance for doubtful debts	(48)	(69)

	4268	4082

The following is an age analysis of past due account receivables as of December 31, 2014 and 2013:

	2014	2013
	US$’000	US$’000

Current	864	2,113
30-59 days past due	1,226	598
60-89 days past due	23	59
Greater than 90 days	2,155	1,312

	4,268	4,082

ZHEJIANG TIANLAN
Accounts receivable, net
	2014	2013
	RMB’000	RMB’000

Accounts receivable	185,453	166,433
Less: Allowance for doubtful debts	(28,835)	(19,306)

	156,618	147,127

ZHEJIANG JIAHUAN
Accounts receivable, net

	2014	2013
	RMB’000	RMB’000

Accounts receivable, gross	74,024	75,445
Less: Allowance for doubtful debts	(131)	(8,000)
Accounts receivable, net
	73,893	67,445

	2014	2013
	RMB’000	RMB’000
Allowance for doubtful debts:
Balance at beginning	(8,000)	(8,461)
Charged to statement of income
Recovered	7,869	461
Balance at end
	(131)	(8,000)